Tax Effect Allocated to Each Component of Other Comprehensive Income (Detail) ¥ in Millions, $ in Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)
Other Comprehensive Income (Loss), Tax [Abstract]
Other comprehensive loss before reclassification	$ (15)	¥ (106)	¥ (86)	$ (44)	¥ (302)	¥ (175)
Amounts reclassified from accumulated other comprehensive income	14	101	50	30	206	126
Net current-period other comprehensive loss	$ (1)	¥ (5)	¥ (36)	$ (14)	¥ (96)	¥ (49)